Summary of Significant Accounting Policies - Additional Information (Detail) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017	Oct. 01, 2019	Oct. 01, 2018
Accounting Policies [Line Items]
Antidilutive securities excluded from computation of earnings per share	0	0	0	0	0
Advertising expense			$ 108	$ 104	$ 97
Accumulated deficit	$ (1,088)		$ (1,177)	$ (1,272)			$ (1,133)
Right-of-use assets	289
Lease liabilities	$ 359
Furniture and fixtures | Minimum
Accounting Policies [Line Items]
Property plant and equipment useful life			5 years
Furniture and fixtures | Maximum
Accounting Policies [Line Items]
Property plant and equipment useful life			7 years
Computer Equipment | Maximum
Accounting Policies [Line Items]
Property plant and equipment useful life			5 years
Machinery and equipment | Maximum
Accounting Policies [Line Items]
Property plant and equipment useful life			13 years
Building | Maximum
Accounting Policies [Line Items]
Property plant and equipment useful life			40 years
Accounting Standards Update 2016-02
Accounting Policies [Line Items]
Right-of-use assets						$ 297
Lease liabilities						366
Accounting Standards Update 2016-02 | Forecast | Subsequent Event
Accounting Policies [Line Items]
Right-of-use assets						360
Lease liabilities						360
Topic 606
Accounting Policies [Line Items]
Estimated refund liabilities reclassified from accounts receivable to other current liabilities							28
Topic 606 | Difference between Revenue Guidance in Effect before and after Topic 606
Accounting Policies [Line Items]
Accumulated deficit			$ 154				$ 139
Accumulated Deficit | Accounting Standards Update 2016-02
Accounting Policies [Line Items]
Decrease In Accumulated Deficit						7
Deferred rent liability						$ 69
Customer Concentration | Accounts Receivable | Spotify
Accounting Policies [Line Items]
Customer concentration percentage			13.00%	18.00%